Eaton Vance

Emerging Markets Debt Opportunities Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 48.5%

Security	Principal Amount (000’s omitted)		Value
Armenia — 0.5%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	1,949	$2,103,380

Total Armenia			$2,103,380

Bahrain — 2.9%
CBB International Sukuk Programme Co., 6.25%, 11/14/24(1)	USD	1,645	$1,778,451
Kingdom of Bahrain, 5.45%, 9/16/32(1)	USD	598	585,812
Kingdom of Bahrain, 5.625%, 9/30/31(1)	USD	311	308,764
Kingdom of Bahrain, 6.00%, 9/19/44(1)	USD	1,084	1,016,117
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	1,827	1,982,083
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	973	1,100,966
Kingdom of Bahrain, 7.375%, 5/14/30(1)	USD	2,675	2,971,804
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	3,000	3,179,493

Total Bahrain			$12,923,490

Barbados — 0.4%
Government of Barbados, 6.50%, 10/1/29(1)	USD	21	$20,325
Government of Barbados, 6.50%, 10/1/29(2)	USD	1,704	1,657,432

Total Barbados			$1,677,757

Belarus — 1.0%
Republic of Belarus, 5.875%, 2/24/26(1)	USD	1,410	$1,345,027
Republic of Belarus, 6.378%, 2/24/31(1)	USD	3,206	3,037,076

Total Belarus			$4,382,103

Benin — 1.0%
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	3,760	$4,211,759

Total Benin			$4,211,759

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 10/30/23	BAM	146	$86,805
Republic of Srpska, 1.50%, 6/9/25	BAM	49	28,574
Republic of Srpska, 1.50%, 9/25/26	BAM	252	149,357

Total Bosnia and Herzegovina			$264,736

Dominican Republic — 2.3%
Dominican Republic, 5.875%, 1/30/60(1)	USD	7,308	$7,015,680
Dominican Republic, 6.85%, 1/27/45(1)	USD	1,755	1,888,906
Dominican Republic, 7.45%, 4/30/44(1)	USD	627	718,856
Dominican Republic, 7.50%, 5/6/21(1)	USD	417	427,604

Total Dominican Republic			$10,051,046

Security	Principal Amount (000’s omitted)		Value
Ecuador — 1.0%
Republic of Ecuador, 0.50% to 7/31/21, 7/31/30(1)(3)	USD	3,066	$2,054,389
Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(1)(3)	USD	4,138	2,069,060
Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(1)(3)	USD	183	91,130

Total Ecuador			$4,214,579

Gabon — 1.0%
Republic of Gabon, 6.625%, 2/6/31(1)	USD	4,934	$4,419,837

Total Gabon			$4,419,837

Georgia — 1.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	6,558	$1,954,203
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	895	277,456
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	1,487	450,704
Georgia Treasury Bond, 8.125%, 1/25/23	GEL	895	279,793
Georgia Treasury Bond, 9.375%, 4/9/22	GEL	4,098	1,299,994
Republic of Georgia, 6.875%, 4/12/21(1)	USD	830	845,764

Total Georgia			$5,107,914

Indonesia — 4.4%
Indonesia Government Bond, 6.50%, 2/15/31	IDR	85,638,000	$5,824,828
Indonesia Government Bond, 7.50%, 4/15/40	IDR	150,617,000	10,577,690
Indonesia Government Bond, 8.375%, 4/15/39	IDR	8,234,000	611,033
Indonesia Government International Bond, 3.85%, 10/15/30	USD	1,360	1,552,867
Indonesia Government International Bond, 4.20%, 10/15/50	USD	600	693,914

Total Indonesia			$19,260,332

Ivory Coast — 0.4%
Ivory Coast Government International Bond, 5.25%, 3/22/30(1)	EUR	1,511	$1,703,596

Total Ivory Coast			$1,703,596

Jordan — 2.0%
Jordan Government International Bond, 5.85%, 7/7/30(1)	USD	584	$589,382
Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	7,914	8,205,905

Total Jordan			$8,795,287

Kenya — 0.3%
Republic of Kenya, 7.25%, 2/28/28(1)	USD	1,400	$1,469,903

Total Kenya			$1,469,903

Security	Principal Amount (000’s omitted)		Value
Lebanon — 0.1%
Lebanese Republic, 6.25%, 11/4/24(1)(4)	USD	792	$117,810
Lebanese Republic, 6.25%, 6/12/25(1)(4)	USD	143	21,343
Lebanese Republic, 6.40%, 5/26/23(4)	USD	792	119,152
Lebanese Republic, 6.65%, 4/22/24(1)(4)	USD	1,142	164,162
Lebanese Republic, 6.85%, 5/25/29(4)	USD	1,053	156,392
Lebanese Republic, 7.00%, 12/3/24(4)	USD	369	54,889
Lebanese Republic, 7.00%, 3/20/28(1)(4)	USD	144	20,609
Lebanese Republic, 7.15%, 11/20/31(1)(4)	USD	226	33,010
Lebanese Republic, 8.20%, 5/17/33(4)	USD	77	10,972
Lebanese Republic, 8.25%, 5/17/34(4)	USD	65	9,263

Total Lebanon			$707,602

Malaysia — 0.3%
Malaysia Government Bond, 3.828%, 7/5/34	MYR	1,060	$275,383
Malaysia Government Bond, 4.254%, 5/31/35	MYR	4,500	1,210,242

Total Malaysia			$1,485,625

Mexico — 0.6%
Mexican Bonos, 8.50%, 5/31/29	MXN	47,000	$2,587,144

Total Mexico			$2,587,144

Mongolia — 0.1%
Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	372	$385,451

Total Mongolia			$385,451

Oman — 0.4%
Oman Government International Bond, 3.625%, 6/15/21(1)	USD	900	$894,610
Oman Government International Bond, 6.75%, 1/17/48(1)	USD	1,330	1,092,907

Total Oman			$1,987,517

Peru — 1.4%
Peru Government Bond, 5.94%, 2/12/29	PEN	9,000	$2,972,576
Peru Government Bond, 6.15%, 8/12/32	PEN	1,052	335,612
Peru Government Bond, 6.95%, 8/12/31	PEN	7,801	2,664,303

Total Peru			$5,972,491

Philippines — 2.1%
Republic of the Philippines, 2.95%, 5/5/45	USD	8,610	$9,079,703

Total Philippines			$9,079,703

Romania — 7.6%
Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	11,536	$14,018,392
Romania Government International Bond, 3.624%, 5/26/30(1)	EUR	3,395	4,544,416
Romania Government International Bond, 4.625%, 4/3/49(1)	EUR	10,217	14,780,629

Total Romania			$33,343,437

Security	Principal Amount (000’s omitted)		Value
Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	221	$232,940

Total Rwanda			$232,940

Serbia — 4.6%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,383,250	$14,837,555
Serbia Treasury Bond, 4.50%, 8/20/32	RSD	150,000	1,533,459
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	326,680	3,777,561

Total Serbia			$20,148,575

Seychelles — 0.0%(5)
Republic of Seychelles, 8.00%, 1/1/26(1)(3)	USD	195	$183,078

Total Seychelles			$183,078

Suriname — 0.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	1,916	$1,025,060

Total Suriname			$1,025,060

Turkey — 0.2%
Republic of Turkey, 5.125%, 3/25/22	USD	810	$806,568

Total Turkey			$806,568

Ukraine — 8.6%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(6)	USD	4,827	$4,196,739
Ukraine Government International Bond, 9.79%, 5/26/27	UAH	100,000	3,081,472
Ukraine Government International Bond, 9.84%, 2/15/23	UAH	26,000	892,942
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	282,575	9,632,217
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	446,208	17,652,473
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	53,263	2,035,893

Total Ukraine			$37,491,736

United Arab Emirates — 1.0%
Abu Dhabi Government International Bond, 3.125%, 9/30/49(1)	USD	4,085	$4,316,064

Total United Arab Emirates			$4,316,064

Uruguay — 2.7%
Republic of Uruguay, 3.875%, 7/2/40(7)	UYU	440,608	$11,801,079

Total Uruguay			$11,801,079

Total Foreign Government Bonds (identified cost $212,013,945)			$212,139,789

Foreign Corporate Bonds — 20.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.6%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(2)(8)	USD	1,250	$800,582
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(1)	USD	2,107	1,590,785
Telecom Argentina S.A., 8.50%, 8/6/25(1)	USD	1,841	1,514,775
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(1)	USD	1,877	1,548,525
YPF S.A., 8.50%, 7/28/25(1)	USD	2,275	1,367,275

Total Argentina			$6,821,942

Belarus — 0.3%
Eurotorg LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	1,480	$1,487,400

Total Belarus			$1,487,400

Brazil — 0.6%
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(1)	USD	2,710	$2,466,389

Total Brazil			$2,466,389

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	500	$551,639

Total Bulgaria			$551,639

Canada — 0.5%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	USD	5,252	$1,851,330
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(2)	USD	632	222,780

Total Canada			$2,074,110

China — 0.1%
CAR, Inc., 6.00%, 2/11/21(1)	USD	300	$280,125

Total China			$280,125

Colombia — 0.5%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	2,500	$2,018,750

Total Colombia			$2,018,750

El Salvador — 0.6%
AES El Salvador Trust II, 6.75%, 3/28/23(1)	USD	2,915	$2,663,275

Total El Salvador			$2,663,275

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Georgia Capital JSC, 6.125%, 3/9/24(1)	USD	2,936	$2,877,280
Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	324	317,520
Silknet JSC, 11.00%, 4/2/24(1)	USD	1,057	1,129,426

Total Georgia			$4,324,226

Indonesia — 0.8%
Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	USD	3,555	$3,467,972
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	2,720,000	183,517

Total Indonesia			$3,651,489

Ireland — 1.1%
Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	4,650	$4,870,875

Total Ireland			$4,870,875

Mauritius — 0.2%
HTA Group, Ltd./Mauritius, 7.00%, 12/18/25(1)	USD	750	$787,365

Total Mauritius			$787,365

Mexico — 1.8%
Braskem Idesa SAPI, 7.45%, 11/15/29(1)	USD	5,330	$5,090,150
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	4,291	2,697,001
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	58,391
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	19,700

Total Mexico			$7,865,242

Netherlands — 3.8%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	5,268	$4,741,200
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	USD	3,612	3,340,377
Metinvest BV, 5.625%, 6/17/25(1)	EUR	2,328	2,552,816
Metinvest BV, 8.50%, 4/23/26(1)	USD	1,494	1,514,692
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	4,026	4,562,022

Total Netherlands			$16,711,107

Paraguay — 1.4%
Frigorifico Concepcion S.A., 10.25%, 1/29/25(1)	USD	3,500	$3,412,500
Frigorifico Concepcion S.A., 10.25%, 1/29/25(1)	USD	3,000	2,925,000

Total Paraguay			$6,337,500

Peru — 0.5%
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	7,500	$2,101,369

Total Peru			$2,101,369

Security	Principal Amount (000’s omitted)		Value
Russia — 0.7%
Gazprom PJSC via Gaz Finance PLC, 4.599% to 10/26/25 (1)(9)(10)	USD	2,880	$2,881,313

Total Russia			$2,881,313

Saint Lucia — 0.7%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	3,209	$3,217,023

Total Saint Lucia			$3,217,023

Saudi Arabia — 1.0%
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(1)	USD	1,750	$1,669,990
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 2/26/27(1)	USD	2,750	2,603,768

Total Saudi Arabia			$4,273,758

Singapore — 2.1%
Alam Synergy Pte, Ltd., 6.625%, 4/24/22(1)	USD	3,850	$2,708,600
Puma International Financing S.A., 5.00%, 1/24/26(1)	USD	3,874	3,209,608
TBLA International Pte Ltd., 7.00%, 1/24/23(1)	USD	3,661	3,441,238

Total Singapore			$9,359,446

Turkey — 0.7%
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	2,885	$2,867,892

Total Turkey			$2,867,892

Uzbekistan — 0.3%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	15,000,000	$1,440,469

Total Uzbekistan			$1,440,469

Total Foreign Corporate Bonds (identified cost $88,926,850)			$89,052,704

Sovereign Loans — 1.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.0%(5)
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 2, 2021(11)(12)	USD	44	$44,217

Total Ethiopia			$44,217

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.6%
Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(12)	USD	2,825	$2,813,214

Total Kenya			$2,813,214

Macedonia — 0.1%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(11)(12)	EUR	550	$644,835

Total Macedonia			$644,835

Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(11)(12)	USD	248	$239,639

Total Nigeria			$239,639

Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)	USD	414	$420,270
Government of the United Republic of Tanzania, Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)	USD	1,200	1,220,054

Total Tanzania			$1,640,324

Total Sovereign Loans (identified cost $5,313,247)			$5,382,229

Loan Participation Notes — 3.0%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 3.0%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(8)(13)	UZS	29,570,000	$3,006,073
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(8)(13)	UZS	99,513,000	10,032,218

Total Uzbekistan			$13,038,291

Total Loan Participation Notes (identified cost $12,898,022)			$13,038,291

Convertible Bonds — 2.0%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 2.0%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	9,921	$8,701,087

Total Bermuda			$8,701,087

Total Convertible Bonds (identified cost $8,296,504)			$8,701,087

Short-Term Investments — 19.5%

Foreign Government Securities — 7.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 7.4%
Egypt Treasury Bill, 0.00%, 11/24/20	EGP	19,475	$1,238,225
Egypt Treasury Bill, 0.00%, 1/12/21	EGP	78,850	4,907,376
Egypt Treasury Bill, 0.00%, 3/23/21	EGP	138,525	8,437,879
Egypt Treasury Bill, 0.00%, 4/6/21	EGP	59,450	3,603,535
Egypt Treasury Bill, 0.00%, 4/27/21	EGP	24,000	1,443,084
Egypt Treasury Bill, 0.00%, 7/6/21	EGP	100,700	5,911,622
Egypt Treasury Bill, 0.00%, 7/13/21	EGP	29,825	1,746,601
Egypt Treasury Bill, 0.00%, 9/28/21	EGP	30,275	1,728,022
Egypt Treasury Bill, 0.00%, 10/12/21	EGP	59,975	3,407,562

Total Egypt			$32,423,906

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 12/3/20	GEL	350	$107,788
Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,035	925,092
Georgia Treasury Bill, 0.00%, 2/11/21	GEL	2,824	856,427
Georgia Treasury Bill, 0.00%, 4/8/21	GEL	202	60,513

Total Georgia			$1,949,820

Total Foreign Government Securities (identified cost $34,183,861)			$34,373,726

U.S. Treasury Obligations — 0.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 11/19/20(14)		$450	$449,985

Total U.S. Treasury Obligations (identified cost $449,982)			$449,985

Other — 11.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(15)	50,170,965	$50,170,965

Total Other (identified cost $50,170,965)		$50,170,965

Total Short-Term Investments (identified cost $84,804,808)		$84,994,676

Total Investments — 94.6% (identified cost $412,253,376)		$413,308,776

Other Assets, Less Liabilities — 5.4%		$23,755,947

Net Assets — 100.0%		$437,064,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $197,278,289 or 45.1% of the Fund’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $3,056,705 or 0.7% of the Fund’s net assets.

(3)	Step coupon security. Interest rate represents the rate in effect at October 31, 2020.

(4)	Issuer is in default with respect to interest payments.

(5)	Amount is less than 0.05%.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	2,059,547	USD	2,399,063	11/3/20	$(412)
EUR	49,177,509	USD	57,284,422	11/3/20	(9,832)
USD	57,704,521	EUR	49,177,509	11/3/20	429,931
USD	2,437,611	EUR	2,059,547	11/3/20	38,960
BRL	35,860,000	USD	6,212,967	11/4/20	36,652
BRL	9,100,000	USD	1,614,783	11/4/20	(28,851)
BRL	12,260,000	USD	2,205,393	11/4/20	(68,741)
BRL	14,500,000	USD	2,621,445	11/4/20	(94,410)
PEN	9,144,763	USD	2,534,591	11/4/20	(5,280)
USD	6,386,806	BRL	35,860,000	11/4/20	137,187
USD	1,576,631	BRL	9,100,000	11/4/20	(9,301)
USD	2,124,121	BRL	12,260,000	11/4/20	(12,531)
USD	2,512,215	BRL	14,500,000	11/4/20	(14,820)
USD	2,552,478	PEN	9,144,763	11/4/20	23,166
COP	4,580,600,000	USD	1,190,159	11/5/20	(6,695)
COP	6,100,000,000	USD	1,593,688	11/5/20	(17,665)
COP	14,900,000,000	USD	3,889,933	11/5/20	(40,303)
PEN	11,600,000	USD	3,272,676	11/5/20	(64,293)
USD	293,084	COP	1,118,800,000	11/5/20	4,026
USD	139,653	COP	533,000,000	11/5/20	1,945
USD	3,006,768	PEN	10,665,006	11/5/20	56,990
USD	2,152,627	PEN	7,633,000	11/5/20	41,456
USD	473,327	PEN	1,678,371	11/5/20	9,116
RUB	150,000,000	USD	1,950,197	11/9/20	(63,336)
USD	9,610,418	RUB	761,648,800	11/9/20	29,580
IDR	249,396,000	USD	16,643	11/18/20	213
USD	1,373,905	IDR	20,316,480,000	11/18/20	735
USD	59,720,017	EUR	51,237,056	12/2/20	8,638
USD	2,534,860	PEN	9,144,763	12/3/20	5,363
KRW	5,036,500,000	USD	4,324,289	12/10/20	104,993
KRW	2,298,800,000	USD	1,937,088	12/10/20	84,561
KRW	4,331,000,000	USD	3,646,332	12/10/20	162,507
KRW	2,165,500,000	USD	1,823,994	12/10/20	80,426
KRW	5,865,000,000	USD	5,129,573	12/10/20	28,322
COP	533,000,000	USD	139,415	12/16/20	(1,970)
COP	1,118,800,000	USD	292,584	12/16/20	(4,077)
ZAR	378,653	USD	22,415	12/17/20	733
MXN	24,363,000	USD	1,143,078	12/18/20	(159)
USD	2,431,182	MXN	51,816,993	12/18/20	339
USD	709,936	MXN	15,131,232	12/18/20	99
COP	3,283,700,000	USD	877,468	12/21/20	(30,859)
IDR	22,884,857,447	USD	1,514,651	1/4/21	23,723
USD	7,384,967	IDR	111,579,471,304	1/4/21	(115,667)
INR	97,400,000	USD	1,307,465	1/5/21	(8,733)
INR	143,500,000	USD	1,925,994	1/5/21	(12,564)
COP	2,921,900,000	USD	753,650	1/15/21	(1,154)

					$698,008

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	51,237,056	USD	59,683,485	BNP Paribas	11/3/20	$—	$(10,244)
EUR	561,385	USD	654,183	Standard Chartered Bank	11/3/20	—	(367)
USD	59,683,485	EUR	51,237,056	BNP Paribas	11/3/20	10,244	—
CNH	33,600,000	USD	4,877,645	Standard Chartered Bank	11/9/20	137,917	—
CNH	4,750,000	USD	706,679	UBS AG	11/9/20	2,366	—
RUB	594,054,000	USD	7,635,655	Standard Chartered Bank	11/9/20	—	(163,006)
USD	363,355	RUB	28,269,000	Standard Chartered Bank	11/9/20	7,757	—
EGP	180,000,000	USD	11,049,724	Goldman Sachs International	11/12/20	377,273	—
USD	1,234,721	UAH	34,992,000	Bank of America, N.A.	11/12/20	11,462	—
MXN	140,179,000	USD	6,669,128	JPMorgan Chase Bank, N.A.	11/18/20	—	(70,789)
USD	1,398,764	MYR	5,890,336	BNP Paribas	11/20/20	—	(14,169)
USD	5,885,677	IDR	86,304,366,603	Standard Chartered Bank	11/23/20	55,965	—
EUR	23,323,361	USD	27,358,055	BNP Paribas	11/30/20	—	(178,338)
USD	18,908,495	EUR	16,119,920	BNP Paribas	11/30/20	123,258	—
USD	3,599,927	EUR	3,069,019	BNP Paribas	11/30/20	23,467	—
USD	2,415,826	EUR	2,059,547	BNP Paribas	11/30/20	15,748	—
USD	1,182,449	EUR	1,008,064	BNP Paribas	11/30/20	7,708	—
USD	1,083,860	EUR	924,015	BNP Paribas	11/30/20	7,065	—
USD	586,495	EUR	500,000	BNP Paribas	11/30/20	3,823	—
USD	427,437	EUR	364,400	BNP Paribas	11/30/20	2,786	—
USD	266,478	EUR	227,179	BNP Paribas	11/30/20	1,737	—
USD	654,569	EUR	561,385	Standard Chartered Bank	11/30/20	363	—
USD	551,269	UAH	15,876,000	Goldman Sachs International	11/30/20	—	(423)
USD	551,250	UAH	15,876,000	Goldman Sachs International	11/30/20	—	(442)
MYR	8,823,529	USD	2,117,478	Goldman Sachs International	12/2/20	—	(1,479)
MYR	4,676,471	USD	1,123,665	Goldman Sachs International	12/2/20	—	(2,186)
USD	719,511	MYR	3,000,000	Morgan Stanley & Co. International PLC	12/14/20	234	—
USD	22,978	ZAR	378,653	UBS AG	12/14/20	—	(178)
USD	1,557,093	UAH	45,000,000	Bank of America, N.A.	12/15/20	687	—
TRY	6,500,000	USD	807,946	Standard Chartered Bank	12/22/20	—	(51,397)
TRY	14,750,000	USD	1,881,232	Standard Chartered Bank	12/22/20	—	(164,447)
TRY	4,905,000	USD	611,492	UBS AG	12/22/20	—	(40,588)
USD	3,062,826	TRY	26,155,000	Standard Chartered Bank	12/22/20	18,588	—
USD	2,197,126	UAH	64,222,000	Goldman Sachs International	1/19/21	—	(263)
THB	281,064,824	USD	8,961,669	Standard Chartered Bank	1/26/21	53,301	—
THB	189,614,000	USD	6,051,382	Standard Chartered Bank	1/26/21	30,363	—
USD	6,626,067	THB	207,621,181	Standard Chartered Bank	1/26/21	—	(33,246)
USD	826,901	UAH	24,253,000	Bank of America, N.A.	1/29/21	—	(381)
USD	826,905	UAH	24,311,000	Bank of America, N.A.	1/29/21	—	(2,355)
UYU	106,547,000	USD	2,256,873	HSBC Bank USA, N.A.	6/17/21	115,924	—
UYU	17,000,000	USD	370,072	HSBC Bank USA, N.A.	6/17/21	8,517	—
KES	99,960,000	USD	844,471	Standard Chartered Bank	10/12/21	5,682	—
KES	66,640,000	USD	562,980	Standard Chartered Bank	10/12/21	3,788	—
GEL	4,521,400	USD	1,305,254	Goldman Sachs International	10/21/21	—	(6,001)

						$1,026,023	$(740,299)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	(3)	Short	12/14/20	$(307,922)	$1,634
Euro-Bobl	(12)	Short	12/8/20	(1,898,892)	(6,864)
Euro-Bund	(22)	Short	12/8/20	(4,513,369)	(47,648)
Euro-Buxl	(41)	Short	12/8/20	(10,923,439)	(228,645)
U.S. 5-Year Treasury Note	(185)	Short	12/31/20	(23,236,289)	40,678
U.S. 10-Year Treasury Note	(117)	Short	12/21/20	(16,171,594)	109,022
U.S. Long Treasury Bond	(59)	Short	12/21/20	(10,175,656)	228,382
U.S. Ultra-Long Treasury Bond	(81)	Short	12/21/20	(17,415,000)	257,526

					$354,085

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	28,283	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$(4,107)	$—	$(4,107)
BRL	129,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(65,924)	—	(65,924)
BRL	145,544	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	(80,721)	—	(80,721)
BRL	157,820	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.84% (pays upon termination)	1/3/22	(141,313)	—	(141,313)
BRL	224,207	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(43,620)	—	(43,620)
BRL	10,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.07% (pays upon termination)	1/2/23	(23,802)	—	(23,802)
BRL	28,677	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	39,312	—	39,312
CNY	128,920	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.31% (pays quarterly)	7/28/22	(36,255)	—	(36,255)
CNY	13,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.55% (pays quarterly)	9/2/22	4,816	—	4,816
CNY	145,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.77% (pays quarterly)	9/10/25	180,353	—	180,353
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	10/16/25	23,783	—	23,783
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(20,284)	7,889	(12,395)
EUR	1,051	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	(3,240)	(1)	(3,241)
EUR	1,051	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	(2,902)	1	(2,901)
EUR	430	Receives	6-month EURIBOR (pays semi-annually)	(0.34)% (pays annually)	9/17/24	(3,575)	1	(3,574)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,190	Receives	6-month EURIBOR (pays semi-annually)	(0.25)% (pays annually)	4/17/25	$(14,331)	$—	$(14,331)
EUR	955	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	6/16/25	(9,518)	(1)	(9,519)
EUR	544	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(25,801)	1,867	(23,934)
EUR	397	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(12,072)	(1)	(12,073)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(10,957)	(1)	(10,958)
EUR	125	Receives	6-month EURIBOR (pays semi-annually)	(0.04)% (pays annually)	10/17/29	(3,838)	—	(3,838)
EUR	665	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(101,100)	—	(101,100)
EUR	57	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(8,736)	9	(8,727)
EUR	164	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(25,463)	—	(25,463)
EUR	281	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(44,604)	—	(44,604)
EUR	1,193	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(180,547)	—	(180,547)
EUR	882	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(128,431)	—	(128,431)
EUR	70	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(9,188)	—	(9,188)
EUR	3,150	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(353,747)	(45)	(353,792)
EUR	498	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(46,747)	(6)	(46,753)
EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(127,812)	(1)	(127,813)
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	11,719	—	11,719
MXN	40,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	23,394	—	23,394
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	10,050	—	10,050
MXN	61,687	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	33,212	—	33,212
MXN	12,863	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	5,764	—	5,764
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	9,378	—	9,378
MXN	19,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	8,999	—	8,999
MXN	22,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.69% (pays monthly)	8/30/23	(1,223)	—	(1,223)
MXN	512,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.64% (pays monthly)	9/22/23	(69,255)	—	(69,255)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	100,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	10/13/23	$(17,287)	$—	$(17,287)
MXN	64,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/3/24	334,618	—	334,618
MXN	63,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.38% (pays monthly)	1/18/24	328,901	(5)	328,896
MXN	68,044	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(198,343)	—	(198,343)
MXN	244,837	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(702,712)	—	(702,712)
MXN	66,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(250,120)	—	(250,120)
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	4/1/24	131,773	560	132,333
MXN	46,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.63% (pays monthly)	5/23/24	201,753	—	201,753
MXN	48,837	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.64% (pays monthly)	5/23/24	214,021	—	214,021
MXN	21,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.80% (pays monthly)	9/10/24	66,643	—	66,643
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.65% (pays monthly)	11/15/24	117,925	1,427	119,352
MXN	40,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.58% (pays monthly)	1/1/25	115,689	—	115,689
MXN	31,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.88% (pays monthly)	7/16/25	(14,163)	—	(14,163)
MXN	31,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	139,205	—	139,205
MXN	29,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.75% (pays monthly)	3/7/30	(201,542)	—	(201,542)
SGD	2,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	50,586	—	50,586
SGD	4,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	83,692	—	83,692
SGD	11,740	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	250,022	—	250,022
SGD	1,360	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.69% (pays semi-annually)	6/11/25	12,798	—	12,798
SGD	2,400	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	7/23/25	6,551	—	6,551
SGD	1,530	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.58% (pays semi-annually)	9/3/25	6,633	—	6,633
SGD	6,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.49% (pays semi-annually)	10/19/25	4,229	—	4,229
USD	345	Receives	3-month USD-LIBOR (pays quarterly)	2.87% (pays semi-annually)	5/16/21	(9,237)	(2)	(9,239)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	8/22/22	(12,897)	—	(12,897)
USD	480	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/19/22	(13,425)	—	(13,425)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	385	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/9/22	$(9,082)	$—	$(9,082)
USD	715	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/10/22	(16,489)	—	(16,489)
USD	440	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	10/20/22	(16,145)	(48)	(16,193)
USD	420	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	2/6/23	(25,546)	—	(25,546)
USD	645	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	2/12/23	(38,444)	—	(38,444)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	2.66% (pays semi-annually)	2/12/23	(66,156)	(2,600)	(68,756)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.20% (pays semi-annually)	2/26/23	(23,683)	—	(23,683)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	6/11/23	(2,899)	—	(2,899)
USD	1,064	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/25/23	(545)	—	(545)
USD	3,366	Receives	3-month USD-LIBOR (pays quarterly)	0.26% (pays semi-annually)	6/26/23	(1,120)	—	(1,120)
USD	1,060	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	393	—	393
USD	1,940	Receives	3-month USD-LIBOR (pays quarterly)	0.24% (pays semi-annually)	7/8/23	516	—	516
USD	430	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/27/23	(36,533)	—	(36,533)
USD	615	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	11/23/23	(58,799)	—	(58,799)
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	12/24/23	(33,286)	—	(33,286)
USD	807	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(53,677)	—	(53,677)
USD	1,340	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(96,218)	—	(96,218)
USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	6/28/24	(42,913)	—	(42,913)
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	7/1/24	(17,386)	—	(17,386)
USD	295	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(17,974)	—	(17,974)
USD	337	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(19,841)	—	(19,841)
USD	130	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	8/13/24	(5,984)	—	(5,984)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	8/14/24	(15,313)	—	(15,313)
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(3,618)	—	(3,618)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	9/17/24	$(7,203)	$—	$(7,203)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	9/18/24	(10,526)	—	(10,526)
USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	1.39% (pays semi-annually)	10/11/24	(66,181)	—	(66,181)
USD	168	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/17/24	(8,209)	—	(8,209)
USD	182	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	10/18/24	(8,848)	—	(8,848)
USD	500	Receives	3-month USD-LIBOR (pays semi-annually)	1.64% (pays quarterly)	10/30/24	(25,725)	—	(25,725)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	12/4/24	(41,024)	—	(41,024)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	12/20/24	(12,102)	—	(12,102)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.63% (pays semi-annually)	1/10/25	(20,128)	—	(20,128)
USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(136,745)	—	(136,745)
USD	195	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(9,708)	—	(9,708)
USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(30,397)	—	(30,397)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(4,021)	—	(4,021)
USD	1,510	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(1,884)	—	(1,884)
USD	1,389	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	2,973	—	2,973
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.35% (pays semi-annually)	5/15/25	1,004	—	1,004
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.36% (pays semi-annually)	6/15/25	2,345	—	2,345
USD	1,444	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(105)	—	(105)
USD	1,020	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	3,930	—	3,930
USD	300	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	1,010	—	1,010
USD	1,247	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(97,644)	—	(97,644)
USD	2,570	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	2,703	—	2,703
USD	770	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/8/29	42,034	19,579	61,613
USD	2,025	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	11/14/29	(195,655)	—	(195,655)
USD	1,050	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	(73,045)	—	(73,045)
USD	1,263	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	26,988	—	26,988

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	360	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	$5,645	$—	$5,645
USD	147	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	2,459	—	2,459
USD	390	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	3,685	—	3,685
USD	2,058	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	22,413	—	22,413
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(5,810)	—	(5,810)
USD	42	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(4,150)	—	(4,150)
USD	1,190	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(188,194)	—	(188,194)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	1/9/50	(41,981)	—	(41,981)
USD	250	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	2/14/50	(28,350)	—	(28,350)
USD	530	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	3/5/50	7,974	—	7,974
USD	1,930	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	233,030	—	233,030
USD	2,670	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	332,798	—	332,798
USD	240	Receives	3-month USD-LIBOR (pays quarterly)	0.94% (pays semi-annually)	5/21/50	22,095	—	22,095
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	19,483	—	19,483
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	8,589	—	8,589

Total						$(1,480,239)	$28,622	$(1,451,617)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.63% (pays monthly)	3/19/24	$7,767
Bank of America, N.A.	MYR	7,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	1/3/25	94,682
Bank of America, N.A.	MYR	10,741	Pays	3-month MYR KLIBOR (pays quarterly)	2.09% (pays quarterly)	5/15/25	16,053

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	7,260	Pays	3-month MYR KLIBOR (pays quarterly)	2.09% (pays quarterly)	5/15/25	$10,850
Citibank, N.A.	MYR	7,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.21% (pays quarterly)	1/8/25	96,809
Citibank, N.A.	MYR	10,745	Pays	3-month MYR KLIBOR (pays quarterly)	2.14% (pays quarterly)	5/14/25	21,759
Citibank, N.A.	MYR	5,975	Pays	3-month MYR KLIBOR (pays quarterly)	2.19% (pays quarterly)	6/4/25	15,236
Goldman Sachs International	RUB	258,600	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	242,211
Goldman Sachs International	RUB	907,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.51% (pays annually)	5/15/25	187,463
Goldman Sachs International	RUB	816,366	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.34% (pays annually)	5/18/25	90,406
Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.13% (pays annually)	7/22/25	(20,626)
Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.53% (pays annually)	10/16/25	(10,856)
JPMorgan Chase Bank, N.A.	MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	1.93% (pays quarterly)	7/21/25	(4,849)
Standard Chartered Bank	MYR	13,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	154,236
Standard Chartered Bank	MYR	8,255	Pays	3-month MYR KLIBOR (pays quarterly)	2.13% (pays quarterly)	5/14/25	15,751
Standard Chartered Bank	MYR	45,000	Pays	3-month MYR KLIBOR (pays quarterly)	1.92% (pays quarterly)	8/25/25	(31,464)
Standard Chartered Bank	MYR	15,000	Pays	3-month MYR KLIBOR (pays quarterly)	1.97% (pays quarterly)	10/15/25	(5,604)

Total							$879,824

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$6,290	1.00% (pays quarterly)(1)	6/20/21	0.90%	$11,345	$44,086	$55,431
Turkey	10,921	1.00% (pays quarterly)(1)	6/20/21	3.90	(188,719)	303,508	114,789
Turkey	470	1.00% (pays quarterly)(1)	12/20/21	4.74	(19,136)	20,981	1,845

Total	$17,681				$(196,510)	$368,575	$172,065

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$600	1.00% (pays quarterly)(1)	6/20/22	7.27%	$(56,802)	$17,610	$(39,192)

Total		$600				$(56,802)	$17,610	$(39,192)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $18,281,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Receives	Fund Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	PEN	16,000	Total Return on Peru Government Bond, 6.95% due 11/24/20 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 135 bp on $4,461,671 (pays annually) plus USD equivalent of Notional Amount at termination date	11/24/20	$(61,275)
Goldman Sachs International	PEN	7,500	Total Return on Peru Government Bond, 6.95% due 11/24/20 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 135 bp on $2,086,811 (pays annually) plus USD equivalent of Notional Amount at termination date	11/24/20	(21,784)

Counterparty	Notional Amount (000’s omitted)		Fund Receives	Fund Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	PEN	1,370	Total Return on Peru Government Bond, 6.95% due 8/12/31 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 145 bp on $385,351 (pays monthly) plus USD equivalent of Notional Amount at termination date	12/15/20	$(6,686)
Goldman Sachs International	PEN	1,958	Total Return on Peru Government Bond, 5.94% due 2/12/29 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 140 bp on $548,429 (pays monthly) plus USD equivalent of Notional Amount at termination date	12/16/20	4,139
Goldman Sachs International	PEN	1,370	Total Return on Peru Government Bond, 6.90% due 8/12/37 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 140 bp on $382,682 (pays monthly) plus USD equivalent of Notional Amount at termination date	12/17/20	(4,064)

						$(89,670)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

At October 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, to change the effective duration of its portfolio and/or as a substitute for the purchase or sale of securities or currencies.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $50,170,965, which represents 11.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$14,484,473	$121,348,329	$(85,663,479)	$1,642	$—	$50,170,965	$15,267	50,170,965

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$212,139,789	$—	$212,139,789
Foreign Corporate Bonds	—	88,252,122	800,582	89,052,704
Sovereign Loans	—	5,382,229	—	5,382,229
Loan Participation Notes	—	—	13,038,291	13,038,291
Convertible Bonds	—	8,701,087	—	8,701,087
Short-Term Investments —
Foreign Government Securities	—	34,373,726	—	34,373,726
U.S. Treasury Obligations	—	449,985	—	449,985
Other	—	50,170,965	—	50,170,965
Total Investments	$—	$399,469,903	$13,838,873	$413,308,776
Forward Foreign Currency Exchange Contracts	$—	$2,335,684	$—	$2,335,684
Futures Contracts	637,242	—	—	637,242
Swap Contracts	—	4,126,593	—	4,126,593
Total	$637,242	$405,932,180	$13,838,873	$420,408,295

Asset Description	Level 1	Level 2	Level 3	Total
Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,351,952)	$—	$(1,351,952)
Futures Contracts	(283,157)	—	—	(283,157)
Swap Contracts	—	(5,069,990)	—	(5,069,990)
Total	$(283,157)	$(6,421,942)	$—	$(6,705,099)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Total
Balance as of July 31, 2020	$830,536	$7,995,648	$8,826,184
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(29,954)	114,954	85,000
Cost of purchases	—	4,927,689	4,927,689
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3	—	—	—

Balance as of October 31, 2020	$800,582	$13,038,291	$13,838,873

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2020	$(29,954)	$114,954	$85,000

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2020:

Type of Investment	Fair Value as of October 31, 2020	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input *
Foreign Corporate Bonds	$800,582	Matrix Pricing	Credit spread to U.S. Treasury	4.36%	Decrease
Loan Participation Notes	13,038,291	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.15%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.